Summary of Awards Authorized (Detail) (Performance Shares)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Awarded	241,095	263,292	279,831	182,816
Potential Number of Performance-Based Shares to be Vested	241,096	263,292	534,477	36,562
Potential Number of Performance-Based Shares to be Vested period	2015	2014	2013	2013